Note 3 - Transactions With Related Parties (Details Textual) € in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($) shares	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 14, 2022	Jan. 01, 2018
Management Fees Related Parties						$ 59,281,000		$ 56,254,000		$ 46,735,000
Voyage Expenses Related Parties						21,566,000		13,993,000		15,418,000
Accounts Payable, Current						49,425,000		46,769,000
Voyage Revenues						1,849,860,000		1,502,491,000		1,113,859,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel	$ 1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter	510
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%			1.25%
Quarterly Fee to Related Parties	$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	149,600
Management Fees Related Parties						40,354,000		42,532,000		43,915,000
Amounts Paid to Third Party Managers						10,476,000		14,489,000		14,605,000
Voyage Expenses Related Parties								12,602,000		13,930,000
Fair Value of Shares Issued to Manager						$ 8,427,000		5,850,000		7,089,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares						598,400	598,400
Working Capital Security						$ 4,725,000		5,250,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security						1,175,000		4,775,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security						3,550,000		475,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End						2,667,000		2,667,000		2,667,000
Other Third-party Managers [Member] | Minimum [Member]
Working Capital Security Per Vessel						75,000
Other Third-party Managers [Member] | Maximum [Member]
Working Capital Security Per Vessel						50,000
Costamare Shipping [Member]
Total Charges by Manager to Companys Affiliates						0		2,048,000		1,776,000
Accounts Receivable, after Allowance for Credit Loss						1,301,000		3,172,000
Framework Deed [Member]
Total Payments to Third Party Managers for Company's Affiliates						0		508,000		876,000
Costamare Services [Member]
Accounts Payable, Current						897,000		2,131,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties						722,000		700,000		749,000
Percentage Ownership												50.00%
Annual Fee to Related Parties | €									€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €							€ 1,281		€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 0.165
Blue Net Asia Pte., Ltd. ("BNA") (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties						741,000		691,000		739,000
Percentage Ownership			50.00%
Vessels Under Time Charter			5
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current						0		0
Related Party Transaction, Amounts of Transaction						31,000		25,000		36,000
Local Agencies [Member] | Service Agreements [Member]
Management Fees Related Parties						15,674,000		11,689,000		$ 2,821,000
Accounts Receivable, after Allowance for Credit Loss						7,014,000		1,647,000
Related Party Transaction, Percentage Mark Up											11.00%
Related Party, Local Agency C [Member]
Voyage Revenues						210,087,000
Related Party, Local Agency C [Member] | Service Agreements [Member]
Accounts Receivable, after Allowance for Credit Loss						6,299,000
Related Party, Local Agency C [Member] | Commission [Member]
Related Party Transaction, Amounts of Transaction						6,974,000
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Subsidiary, Ownership Percentage, Parent					51.00%
Neptune Global Finance Ltd. ("NGF") [Member] | Neptune Maritime Leasing Limited ("NML") [Member]
Management Fees Related Parties						3,253,000		2,023,000
Accounts Receivable, after Allowance for Credit Loss								341,000
Accounts Payable, Current						806,000
Fee Percentage on Contributed Capital Invested					1.50%
Fee Percentage on Committed Capital to be Invested					0.80%
Neptune Maritime Leasing Limited ("NML") [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Fee Percentage on Contributed Capital Invested					51.00%
Subsidiary, Ownership Percentage, Noncontrolling Owner					49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss						0		$ 0
Annual Fee to Related Parties					$ 250,000
Navilands [Member] | Asset Management Arrangement [Member]
Management Fees Related Parties						3,757,000
Accounts Receivable, after Allowance for Credit Loss						3,829,000
Navilands [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security						$ 2,175,000